COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	2022	2021
Vessels, rigs and equipment, net	2,460	2,107
Investments in sales-type, direct financing leases and leaseback assets	119	203
Book value of consolidated assets pledged under ship mortgages	2,579	2,310

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	2022	2021
Vessels under finance lease, net	615	656
Total book value	615	656